Trade Receivables, Net (Details 2) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 7,014	$ 6,437
Allowance for doubtful accounts	1,432	930	$ 335
Trade receivables, net	5,582	5,507
Less Than 30 Days [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	978	1,133
Allowance for doubtful accounts	5	11
Trade receivables, net	973	1,122
30 - 60 Days [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	673	544
Allowance for doubtful accounts	7	8
Trade receivables, net	666	536
61 - 90 Days [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	670	461
Allowance for doubtful accounts	33	32
Trade receivables, net	637	429
91 - 120 Days [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	418	247
Allowance for doubtful accounts	159	69
Trade receivables, net	259	178
Greater Than 120 Days [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	2,518	1,433
Allowance for doubtful accounts	1,224	803
Trade receivables, net	1,294	630
Not Past Due [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	1,757	2,619
Allowance for doubtful accounts	4	7
Trade receivables, net	$ 1,753	$ 2,612